Accounts Receivable, Net	12 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable consists of the following:

	As of September 30,
	2024	2023
Accounts receivable	$13,040,903	$11,014,908
Less: allowance for doubtful accounts	(135,082)	-
Accounts receivable, net	$12,905,821	$11,014,908

The Company’s accounts receivable primarily includes the balance due from customers when the Company’s pharmaceutical products are sold and delivered to customers. As of date of this report, approximately 98.4%, or $12.8 million, of the Company’s net account receivable balance as of September 30, 2024 has been subsequently collected, and the remaining balance is expected to be substantially collected before June 30, 2025.

Allowance for doubtful accounts movement is as follows:

	As of September 30,
	2024	2023
Beginning balance	$-	$-
Reversal of allowance for doubtful accounts	131,581	-
Foreign currency translation adjustments	3,501	-
Ending balance	$135,082	$-